SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption	As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balances sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	232,669,164
Plus:
Remeasurement of carrying value to redemption value	1,944,194
Class A ordinary shares subject to possible redemption, March 31, 2026	$234,613,358
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	$232,669,164

Schedule of calculation of basic and diluted net income per ordinary share

	For the Three Months Ended
	March 31, 2026
	Class A ordinary
	shares	Class B ordinary
	subject to	shares not
	possible	subject to
	redemption	redemption
Basic and diluted net income per share:
Numerator:
Allocation of net income	$(317,489,949)	$(105,829,988)
Denominator:
Basic and diluted weighted-average shares outstanding	23,000,000	7,666,667
Basic and diluted net income per ordinary share	$(13.80)	$(13.80)

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
	Class A ordinary
	shares	Class B ordinary
	subject to	shares not
	possible	subject to
	redemption	redemption
Basic net income per share:
Numerator:
Allocation of net income	$1,331,560	$1,027,740
Denominator:
Basic weighted-average shares outstanding	9,153,061	7,064,626
Basic net income per ordinary share	$0.15	$0.15

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
		Non-
	Class A	Redeemable
	Redeemable	Class A and B
	Ordinary	Ordinary
	Shares	Shares
Diluted net income per share:
Numerator:
Allocation of net income	$1,313,380	$1,045,920
Denominator:
Diluted weighted-average shares outstanding	9,153,061	7,289,116
Diluted net income per ordinary share	$0.14	$0.14